Share-Based Compensation - Stock Option Activity (Details) - 2020 Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Outstanding, Beginning balance (in shares)	1,065,984
Granted (in shares)	817,954
Outstanding, Ending balance (in shares)	1,883,938	1,065,984
Exercisable (in shares)	1,468,367
Vested and expected to vest (in shares)	1,919,362
Weighted Average Exercise Price
Outstanding, Beginning balance (in dollars per share)	$ 1.88
Granted (in dollars per share)	6.24
Outstanding, Ending balance (in dollars per share)	3.76	$ 1.88
Exercisable (in dollars per share)	3.12
Vested and expected to vest (in dollars per share)	$ 3.76
Stock Options Additional Disclosures
Outstanding, Weighted Average Remaining Contractual Lives (years)	7 years 4 months 24 days	6 years 9 months 18 days
Exercisable, Weighted Average Remaining Contractual Lives (years)	6 years 10 months 24 days
Vested and expected to vest, Weighted Average Remaining Contractual Lives (years)	7 years 4 months 24 days
Outstanding, Aggregate Intrinsic Value (in thousands)	$ 18,691	$ 12,585
Exercisable, Aggregate Intrinsic Value (in thousands)	15,536
Vested and expected to vest, Aggregate Intrinsic Value (in thousands)	$ 19,054